Commitments and contingencies - Other Commitments (Details) - Consulting agreements $ in Thousands	Dec. 31, 2012 USD ($) individual
Other Commitments
Number of individuals | individual	2
Amount payable per individual in the event of a sale	$ 1,250
Amount payable per individual in the event of a license	$ 2,500